SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Oil and natural gas properties, at cost	$ 9,903,713	$ 8,029,234	$ 6,723,778
Construction in progress		460,306
Less: accumulated depletion	(212,853)	(184,658)	(84,803)
Oil and natural gas properties, net	9,690,860	8,304,882	6,638,975
Other property and equipment, at cost	201,565	127,542
Less: accumulated depreciation	(17,649)	(5,648)
Other property and equipment, net	183,916	121,894
Property and equipment, net	$ 9,874,776	$ 8,426,776	$ 6,638,975